Clearing Organizations (Assets Pledged by Clearing Members as Original Margin and Guaranty Fund Deposits for ICE Clearing Houses) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ICE Clear U.S. | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	$ 8,161	$ 6,972
Letter Of Credit	0	0
Total Original Margin	8,161	6,972
ICE Clear U.S. | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	158	190
ICE Clear Europe | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	21,690	18,284
Letter Of Credit	0	0
Total Original Margin	21,690	18,284
ICE Clear Europe | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	267	284
ICE Clear Credit | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	4,989	3,235
Letter Of Credit	0	0
Total Original Margin	4,989	3,235
ICE Clear Credit | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	229	424
TCC | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	97	99
Letter Of Credit	381	4
Total Original Margin	478	103
TCC | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	$ 61	$ 15